Note 10 - Financial Instruments	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
10.
Financial Instruments

The principal financial assets of the Company consist of cash at banks, other investment and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans, derivatives including interest rate swaps, and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agree to exchange, at specified intervals the difference between a paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below in this note do not
qualify for hedge accounting, under the guidance relating to
Derivatives and Hedging
, as the Company does
not
have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in “(Loss) / gain on derivatives, net” in the “Unaudited condensed consolidated statements of operations.” As of
December 31, 2016
and
March 31, 2017,
the Company had
one
open interest rate swap contract for a notional amount of
$10
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not
require collateral for its accounts receivable.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as trade receivables, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of
December 31, 2016
and
March 31, 2017,
due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company’s long term borrowings approximates
$59.6
million as of
March 31, 2017
or approximately
$0.7
million less than its carrying value of
$60.3
million (excluding the unamortized deferred charges). The fair value of the long term borrowing is estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company’s interest rate swaps was the estimated amount the Company would pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swap determined through Level
2
of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement at Reporting Date
	Total, December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-

	Fair Value Measurement at Reporting Date
	Total, March 31, 2017	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, long-term portion	$235,109	-	$235,109	-

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2016	March 31, 2017
Interest rate contracts	Long-term liabilities - Derivatives	240,181	235,109
Total derivative liabilities		240,181	235,109

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Three Months Ended March 31, 2016	Three Months Ended March 31, 2017
Interest rate – Fair value	(Loss) / gain on derivatives, net	(129,661)	5,072
Interest rate contracts - Realized loss	(Loss) /gain on derivatives, net	(69,983)	(331)
Total (loss) / gain on derivatives		(199,644)	4,741